Note 10 - (Loss) Earnings Per Common Share - Calculation of Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Net loss	$ (5,838)	$ 290
Earnings per share:
Weighted average common shares outstanding, basic and diluted (in shares)	337,138	11,422
Earnings/(Loss) per share, basic and diluted (in dollars per share)	$ (17.32)	$ 0.08